Other interim disclosures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
Additions to property, plant and equipment	$ 335	$ 349	$ 610	$ 559
Additions to right-of-use assets	102	81	151	137
Additions to intangible assets and goodwill	$ 408	$ 198	$ 852	$ 1,377